Property and Equipment, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Depreciation	$ 34,350
Property and Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, net	1,994,191	$ 0
Installations [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, net	1,809,400	0
Office Furniture [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, net	116,613	0
Other Fixtures and Fittings, Office Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, net	$ 68,178	$ 0